Schedule of Remaining Performance Obligations Expected to be Recognized (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining performance obligations related to engineering only paid contracts	$ 1,161,000	$ 2,643,000
Remaining performance obligations related to partial equipment paid contracts	8,720,000	5,805,000
Total remaining performance obligations	9,881,000	8,448,000
2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining performance obligations related to engineering only paid contracts	112,000	2,355,000
Remaining performance obligations related to partial equipment paid contracts	3,091,000	5,703,000
Total remaining performance obligations	3,203,000	8,058,000
2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining performance obligations related to engineering only paid contracts	1,049,000	288,000
Remaining performance obligations related to partial equipment paid contracts	5,629,000	102,000
Total remaining performance obligations	$ 6,678,000	$ 390,000